Fair Value Measurements (Details) - Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Assets:
Impairment of unproved properties	$ 13,800
Recurring basis | Level 2
Assets:
Commodity derivative asset, net	36,787	$ 21,113
Nonrecurring basis | Level 3
Assets:
Unproved oil and gas properties	$ 5,705